Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Provision
Schedule of reconcilliation of fedral statutory income tax rate
	December 31, 2022	December 31, 2021

Federal statutory income tax rate	21.0%	21.0%
State tax, net of federal benefit	7.0%	5.0%

Change in valuation allowance on net operating loss carry-forwards	(28.0)	(26.0)

Effective income tax rate	0.0%	0.0%

Schedule of deferred tax assets and liabilities
	December 31, 2022	December 31, 2021
Net deferred tax assets:
Stock-based compensation	$3,776,000	$702,000
Private placement costs	394,000	366,000
Operating lease liability	16,000	42,000
Loss on extinguishment of debt	1,858,000	1,697,000
Net operating loss carryforwards	7,362,000	5,946,000
Deferred tax assets	13,406,000	8,753,000
Less valuation allowance	(13,406,000)	(8,753,000)
Total	-	-